Subsequent events	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Subsequent Events

24. Subsequent Events

(a)        Dividend declaration: On January 9, 2015, the Board of Directors declared a dividend of $0.50 per preferred share, totaling $3,550, payable to all shareholders of record as of January 23, 2015, which was paid on January 30, 2015.

(b)       Newbuild deliveries: In January 2015, the Company took delivery of Kypros Bravery, a Japanese newbuild Panamax class vessel.

(c)       Dividend declaration: On February 23, 2015, the Board of Directors declared a dividend of $0.02 per common share, totaling $1,669, payable to all shareholders of record as of March 10, 2015, on March 17, 2015.

(d)       Delay of newbuild deliveries: In February 2015, the Company entered into recapitulation agreements to delay the deliveries of six newbuild vessels as follows: Vessels with Hull No. 1685 and Hull No. 1686 which were initially scheduled for delivery in the second half of 2015 were delayed until the first half of 2016; vessel with Hull No. 835 which was initially scheduled for delivery in the second half of 2016 were delayed until the first half of 2017; vessel with Hull No. 1146 which was initially scheduled for delivery in the first half of 2016 was delayed until the first half of 2017; vessel with Hull No. 1551 which was initially scheduled for delivery in the first half of 2016 was delayed until the first half of 2017; and vessel with Hull No. 1552 which was initially scheduled for delivery in the of first half of 2017 was delayed until the first half of 2018.